Notes Payable and Line of Credit (Details Narrative) - USD ($)				1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 05, 2024	Oct. 03, 2023	Jul. 08, 2022	Mar. 18, 2024	Feb. 02, 2024	Jun. 22, 2023	Jun. 21, 2023	Jun. 20, 2023	Jan. 25, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 22, 2024
Interest Rate					110.00%	110.00%
Interest expense										$ 421,500	$ 19,005	$ 453,324	$ 19,005	$ 55,685	$ 75,256
Prepaid expenses										$ 39,288	$ 238	$ 39,288	$ 9,767	$ 9,501	$ 0
Common stock shares issued										23,736,027		23,736,027		22,812,048	13,387,344	232,360
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited				51,967
warrants														$ 2,009,105
Common stock value										$ 2,372		$ 2,372		2,281	$ 1,339
Business Loan with Funding Circle of Denver
Business Loan			$ 500,000
Business Loan discription		Company issued senior secured convertible promissory notes for $600,000 to two private investors. At the option of the holders, the notes are convertible into cash, common stock or a combination of cash and stock. The Conversion Price shall be the lower of (A) $6.50 for each unit or share of BYTE Alternate Consideration, subject to appropriate adjustment and (B) 65% of the VWAP for the BYTE Alternate consideration for the preceding five (5) Trading Days immediately prior to any conversion by the Holder, but (C) in no event shall the Conversion Price be below $4.00, subject to appropriate adjustment. The repayment amount of the notes is 110% ($660,000) and mature on September 30, 2024	The Company received $480,050. The $500,000 plus interest at 6.99% is being repaid at $22,384 per month over twenty-four months. The Business Loan is secured by the assets of the Company and is guaranteed by the founders. The balance as of December 31, 2023 and 2022 was $0 and $424,540, respectively. As of December 31 2022, $292,932 was due in 2023 and $131,608 in 2024
Interest Rate															110.00%
Revolving credit														$ 85,000
Line Credit Paid Off								$ 85,300
U.S. Small Business Administration's
Interest Rate									1.00%
Matures Date														Jan. 23, 2026
Paycheck Loan									$ 1,131,878
Other income									$ 1,146,000
Platinum Capital Partner, Inc.
Interest Rate		6.00%		4.99%	6.00%	6.00%
Convertible promissory note	$ 512,184	$ 600,000			$ 2,000,000	$ 2,000,000								$ 240,784
Common shares issued	169,204				189,334	53,800								452,240
Accounts payable amount						$ 374,000						$ 2,675,919		$ 2,825,366
Interest expense														$ 5,064	$ 0
Pay off loan							$ 256,541
Common Stock per value														$ 6.50
repayment note amount		$ 660,000			$ 2,200,000	$ 2,200,000
Matures Date					Jun. 22, 2024	Jun. 22, 2024						Jun. 22, 2028
Warant Received				137,367
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited				51,967
warrants						$ 15,418								$ 15,418
Promissory notes with a face value	$ 600,000
Common stock value	$ 835,610
Loss on debt conversion												$ 158,794
Conversion price					$ 2.27
Exercise price					$ 3.6	$ 6.50				$ 3.6		$ 3.6		$ 6.50
Platinum Capital Partner, Inc.One
Convertible promissory note						$ 2,000,000
Extension fees						1,008,400
Prepaid expenses						$ 487,000
Common stock shares issued						232,360				232,360		232,360
Conversion price						$ 2.27				$ 2.27		$ 2.27
Exercise price						$ 3.6